Average Annual Total Returns{- Fidelity New York Municipal Income Fund} - 01.31 Fidelity New York Municipal Income Fund Retail PRO-08 - Fidelity New York Municipal Income Fund	Fidelity New York Municipal Income Fund Return Before Taxes Past 1 year	Fidelity New York Municipal Income Fund Return Before Taxes Past 5 years	Fidelity New York Municipal Income Fund Return Before Taxes Past 10 years	Fidelity New York Municipal Income Fund After Taxes on Distributions Past 1 year	Fidelity New York Municipal Income Fund After Taxes on Distributions Past 5 years	Fidelity New York Municipal Income Fund After Taxes on Distributions Past 10 years	Fidelity New York Municipal Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity New York Municipal Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity New York Municipal Income Fund After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	LB034 Past 1 year	LB034 Past 5 years	LB034 Past 10 years
Total	4.15%	3.52%	4.33%	4.03%	3.37%	4.22%	3.50%	3.30%	4.07%	5.21%	3.91%	4.63%	4.93%	3.94%	4.82%